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                        MFS(R) CAPITAL OPPORTUNITIES FUND

                      Supplement to the Current Prospectus


The description of portfolio manager under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:

          Maura A. Shaughnessy, a Senior Vice President of the Adviser, is the portfolio manager of the Fund. Ms. Shaughnessy has been employed as a portfolio manager by the Adviser since 1991.































                  The date of this Supplement is March 5, 1999.